April 2, 2009

VIA IDEA

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	AXA Premier VIP Trust – Post-Effective Amendment No. 23 to the Registration
Statement on Form N-1A (File Nos. 811-10509 and 333-70754)

Ladies and Gentlemen:

Please find enclosed for filing on behalf of AXA Premier VIP Trust (the “Trust”), pursuant to the Securities Act of 1933, as amended, and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, Post-Effective Amendment No. 23 (the “Post-Effective Amendment”) to the Trust’s Registration Statement on Form N-1A. This transmission contains a conformed signature page. The manually signed original of this document is maintained at the offices of the Trust.

The sole purpose of this filing is to delay the effective date of the Registrant’s Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A, which was filed with the Securities and Exchange Commission on February 2, 2009. The Trust intends to update the Prospectuses and Statement of Additional Information in connection with the filing of a Post-Effective Amendment pursuant to Rule 485(b) on or before May 1, 2009.

If you have any questions or comments concerning the foregoing, please do not hesitate to contact Armando (Dino) Capasso of AXA Equitable Life Insurance Company at (212) 314-2707, Andrea Ottomanelli Magovern at (202) 778-9178 or me at (202) 778-9351.

Sincerely,

/s/ Mark C. Amorosi
Mark C. Amorosi

Enclosure

cc:	Patricia Louie, Esq.
Armando Capasso, Esq.
AXA Equitable Life Insurance Company

Andrea Ottomanelli Magovern, Esq.
K&L Gates LLP